Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Currency
Foreign currency transaction gain (loss)	$ 100,000	$ (3,600,000)	$ (1,600,000)
Fair Value Measurements
Amount of transfers between levels within the fair value hierarchy	0	0
Research and Development
Research and development expenses	31,170,000	26,377,000	20,192,000
Advertising Costs
Advertising expenses	43,900,000	44,200,000	45,200,000
Long-term Debt and Capital Lease Obligations | ASU 2015-03
New Accounting Pronouncements
Unamortized deferred costs		31,300,000
Other noncurrent assets
Capitalized Software Costs
Net carrying amount of externally marketed software	76,300,000	62,800,000
Capitalized Software Development Costs for Software Sold to Customers	50,100,000	32,600,000
Capitalized costs related to development of externally marketed software	23,300,000	22,400,000	23,100,000
Amortization expense relating to externally marketed software	9,700,000	8,400,000	5,400,000
Other noncurrent assets | ASU 2015-03
New Accounting Pronouncements
Unamortized deferred costs		(31,300,000)
Cost of sales
Research and Development
Research and development expenses	23,700,000	19,600,000	25,100,000
Research and development
Research and Development
Research and development expenses	31,200,000	26,400,000	$ 20,200,000
Level 2
Fair Value Measurements
Orbital incentive obligations	$ 74,100,000	$ 79,300,000
Minimum
Property and Equipment
Useful life	1 year
Finite-Lived Intangible Assets
Weighted Average Useful life	1 year
Maximum
Property and Equipment
Useful life	30 years
Finite-Lived Intangible Assets
Weighted Average Useful life	20 years
Capitalized Software Costs
Useful life of the software	5 years
Weighted Average | Externally marketed software
Capitalized Software Costs
Useful life of the software	3 years